EATON VANCE MUNICIPALS TRUST II
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260




                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the "Registrant") (1933 Act File No. 33-71320) certifies (a) that the forms of prospectuses and statements of additional information dated June 1, 1999 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 13 ("Amendment No. 13") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 13 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-99-000403) on May 26, 1999:




                    Eaton Vance Florida Insured  Municipals  Fund
                    Eaton Vance Hawaii  Municipals Fund
                    Eaton  Vance  Kansas  Municipals  Fund
                    Eaton  Vance  High Yield Municipals Fund






                              EATON VANCE MUNICIPALS TRUST II





                              By:  /s/  A. John Murphy
                                   -------------------------------------------
                                   A. John Murphy, Assistant Secretary



Date:  June 4, 1999